Schedule of Investments (unaudited)
December 31, 2025
BATS: Short Term Municipal Income Series
(Formerly BATS: Series V Portfolio)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds
Alabama — 0.7%
Black Belt Energy Gas District, RB, Series B, 4.00%, 12/01/26	USD	600	$ 602,517
Alaska — 0.5%
Alaska Housing Finance Corp., Refunding RB, Series A, VRDN, (Federal Home Loan Bank SBPA), 3.27%, 01/07/26(a)		495	495,000
Arizona — 7.5%
Arizona Board of Regents, Refunding RB, Series A, VRDN, 2.30%, 01/07/26(a)		2,300	2,300,000
Arizona Health Facilities Authority, RB, Series C, VRDN, (Bank of America NA LOC), 2.55%, 01/02/26(a)		3,290	3,290,000
City of Mesa Utility System Revenue, RB, (AGM), 5.00%, 07/01/26		675	682,923
Maricopa County Unified School District No. 69 Paradise Valley, GO, Series B, 5.00%, 07/01/26		660	668,043
			6,940,966
Colorado — 1.4%
City of Colorado Springs Utilities System Revenue, RB, Series B, VRDN, (Barclays Bank plc SBPA), 3.37%, 01/07/26(a)		1,300	1,300,000
Connecticut — 0.8%
Connecticut Housing Finance Authority, Refunding RB, Sub- Series C-3, VRDN, (Royal Bank of Canada SBPA), 3.25%, 01/07/26(a)		725	725,000
District of Columbia — 1.1%
District of Columbia, RB,TECP, (Barclays Bank plc LOC), 2.67%, 02/04/26		1,000	999,947
Florida — 6.8%
City of Gainesville Utilities System Revenue, Refunding RB, Series B, VRDN, (Truist Bank SBPA), 2.55%, 01/02/26(a)		2,400	2,400,000
County of St. Lucie Florida Power & Light Co., Refunding RB, VRDN, 2.45%, 01/07/26(a)		640	640,000
Pinellas County Housing Finance Authority, RB, VRDN, (FHLMC LOC), 3.30%, 01/07/26(a)		1,400	1,400,000
School Board of Miami-Dade County (The), GO, 4.00%, 01/07/26		1,800	1,800,268
			6,240,268
Georgia — 2.2%
Main Street Natural Gas, Inc., RB, Series C, 4.00%, 09/01/26		490	492,603
Private Colleges & Universities Authority, RB, Series B, VRDN, 2.45%, 01/07/26(a)		1,500	1,500,000
			1,992,603
Illinois — 5.4%
Illinois Finance Authority
RB, Sub-Series D, VRDN, 2.32%, 01/07/26(a)		2,900	2,900,000
Refunding RB, VRDN, (BMO Harris Bank NA LOC), 2.30%, 01/07/26(a)		2,095	2,095,000
			4,995,000
Indiana — 0.8%
Indiana Finance Authority, RB, Series F, VRDN, (Barclays Bank plc LOC), 3.30%, 01/07/26(a)		750	750,000
Security		Par (000)	Value
Iowa — 1.9%
Iowa Finance Authority
RB, Series D, VRDN, (GNMA/FNMA/FHLMC COL), (Federal Home Loan Bank SBPA), 3.25%, 01/07/26(a)	USD	550	$ 550,000
RB, Series E, VRDN, (GNMA/FNMA/FHLMC COL), (Fannie Mae LIQ), (Federal Home Loan Bank SBPA), 3.25%, 01/07/26(a)		1,200	1,200,000
			1,750,000
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, Refunding RB, VRDN, (PNC Bank NA LOC), 3.30%, 01/07/26(a)		1,000	1,000,000
Louisiana — 3.9%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-2, VRDN, (TD Bank NA LOC), 2.45%, 01/02/26(a)		3,650	3,650,000
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series A, VRDN, (TD Bank NA LOC), 2.45%, 01/07/26(a)		30	30,000
Massachusetts — 4.4%
Massachusetts Bay Transportation Authority, RB,TECP, 2.66%, 02/11/26		1,000	999,938
Massachusetts Development Finance Agency, RB, Series K-1, VRDN, (Wells Fargo Bank NA SBPA), 2.75%, 01/07/26(a)		1,250	1,250,000
Massachusetts Water Resources Authority, GO,TECP, (TD Bank NA LOC), 2.66%, 03/04/26		1,800	1,800,121
			4,050,059
Michigan — 3.5%
Green Lake Township EDC, Refunding RB, VRDN, (PNC Bank NA LOC), 2.55%, 01/02/26(a)		400	400,000
Michigan Finance Authority, RB, Series A-2, (JPMorgan Chase Bank NA LOC), 5.00%, 08/20/26		800	811,732
Oakland University, Refunding RB, VRDN, (JPMorgan Chase Bank NA LOC), 2.25%, 01/07/26(a)		2,000	2,000,000
			3,211,732
Mississippi — 1.4%
Mississippi Business Finance Corp., RB, Series B, VRDN, 2.37%, 01/07/26(a)		480	480,000
Mississippi Development Bank, RB, Series A, 5.00%, 05/01/26		850	856,509
			1,336,509
Nebraska — 4.9%
Lincoln Nebraska Electric, RB,TECP, (JPMorgan Chase Bank NA SBPA), 2.61%, 03/19/26		2,000	1,999,979
Nebraska Investment Finance Authority, RB, AMT, Series C, VRDN, (GNMA/FNMA/FHLMC COL), (Federal Home Loan Bank SBPA), 2.30%, 01/07/26(a)		2,525	2,525,000
			4,524,979
New Hampshire — 0.9%
New Hampshire Business Finance Authority, RB, Series B, VRDN, (Truist Bank LOC), 2.55%, 01/02/26(a)		870	870,000
New Jersey — 1.2%
Borough of Oradell, GO, BAN, 4.00%, 07/21/26		400	402,272
Borough of Pompton Lakes, GO, BAN, 4.00%, 06/05/26		400	402,023
Essex County Improvement Authority, Refunding RB, (County GTD), 5.00%, 03/17/26		350	351,750
			1,156,045

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Term Municipal Income Series
(Formerly BATS: Series V Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York — 7.6%
City of New York, GO, Sub-Series B-5, VRDN, (Barclays Bank plc SBPA), 2.50%, 01/02/26(a)	USD	2,100	$ 2,100,000
Honeoye Falls-Lima Central School District, GO, BAN, 4.00%, 06/25/26		600	603,606
Metropolitan Transportation Authority, RB, Series B, VRDN, (Royal Bank of Canada LOC), 2.50%, 01/02/26(a)		1,200	1,200,000
New York City Housing Development Corp., RB, Series A, VRDN, (Fannie Mae LIQ), (Fannie Mae LOC), 2.30%, 01/07/26(a)		1,050	1,050,000
New York City Municipal Water Finance Authority, Refunding RB, Series 1, VRDN, (UBS AG SBPA), 2.40%, 01/02/26(a)		1,300	1,300,000
New York State HFA, RB, Series A, VRDN, (Fannie Mae LIQ), 2.25%, 01/07/26(a)		800	800,000
			7,053,606
North Carolina — 1.1%
State of North Carolina, Refunding RB, 5.00%, 03/01/26		1,000	1,003,907
North Dakota — 2.0%
North Dakota HFA, RB, Series E, VRDN, (TD Bank NA SBPA), 3.32%, 01/07/26(a)		1,830	1,830,000
Ohio — 1.0%
City of Miamisburg, GO, BAN, 3.75%, 02/10/26		400	400,322
Ohio State University (The), Refunding RB, Series A-2, VRDN, 2.35%, 01/07/26(a)		500	500,000
			900,322
Pennsylvania — 4.1%
Pennsylvania Turnpike Commission, Refunding RB, Series B, VRDN, (TD Bank NA LOC), 3.36%, 01/07/26(a)		450	450,000
Sports & Exhibition Authority of Pittsburgh & Allegheny County, RB, Series A, VRDN, (AGM), (PNC Bank NA SBPA), 3.30%, 01/07/26(a)		3,300	3,300,000
			3,750,000
South Carolina — 4.8%
Charleston County School District, GO, 4.00%, 04/01/26		1,000	1,003,734
South Carolina Housing Finance & Development Authority, RB, VRDN, (Federal Home Loan Bank LOC), 3.37%, 01/07/26(a)		1,310	1,310,000
South Carolina Jobs EDA, RB, Series B, VRDN, (Federal Home Loan Bank LOC), 3.42%, 01/07/26(a)		2,100	2,100,000
			4,413,734
South Dakota — 1.1%
South Dakota HDA, Refunding RB, Series B, VRDN, (South Dakota HDA SBPA), 3.27%, 01/07/26(a)		1,025	1,025,000
Texas — 17.2%
City of Austin Electric Utility System Revenue, GO,TECP, (JPMorgan Chase Bank NA SBPA), 2.63%, 03/03/26		1,300	1,299,988
City of El Paso Water & Sewer Revenue
RB,TECP, 2.84%, 01/27/26		315	314,997
RB,TECP, 2.75%, 03/04/26		600	599,994
City of San Antonio Electric, RB,TECP, 2.68%, 05/12/26		800	799,850
Harris County Health Facilities Development Corp.
Refunding RB, Series A-1, VRDN, 2.55%, 01/02/26(a)		800	800,000
Refunding RB, Series A-2, VRDN, 2.55%, 01/02/26(a)		2,100	2,100,000
Security		Par (000)	Value
Texas (continued)
Lewisville ISD, GO, (Permanent School Fund Guaranteed), 5.00%, 08/15/26	USD	500	$ 507,406
Permanent University Fund, RB,TECP, 2.65%, 02/17/26		1,000	999,982
Plano ISD, GO, (Permanent School Fund GTD), 5.00%, 02/15/26		900	902,654
State of Texas
GO, Series B, VRDN, (Federal Home Loan Bank SBPA), 2.40%, 01/07/26(a)		100	100,000
GO, Series B, VRDN, 2.45%, 01/07/26(a)		900	900,000
GO, VRDN, (Federal Home Loan Bank SBPA), 2.40%, 01/07/26(a)		2,015	2,015,000
GO, Refunding, 5.00%, 10/01/26		325	331,011
Texas A&M University Revenue Financing System, RB, TECP, 2.60%, 01/28/26		1,500	1,499,864
Texas Water Development Board, RB, 5.00%, 10/15/26		700	713,301
University of Texas
RB,TECP, Series A, 2.67%, 04/07/26		1,000	999,824
RB,TECP, Series C, 2.65%, 03/05/26		1,000	1,000,064
			15,883,935
Utah — 1.4%
County of Utah, RB, Series E, VRDN, (JPMorgan Chase Bank NA SBPA), 2.32%, 01/07/26(a)		1,300	1,300,000
Virginia — 3.3%
Fairfax County IDA, Refunding RB, Series C, VRDN, 3.35%, 01/07/26(a)		940	940,000
Loudoun County EDA, RB, Series A, VRDN, 2.45%, 01/07/26(a)		600	600,000
Virginia HDA, RB, Series G, 3.13%, 04/01/27		1,500	1,500,112
			3,040,112
Wisconsin — 3.7%
Port Washington-Saukville School District, GO, 5.00%, 04/01/26		100	100,552
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, VRDN, (Truist Bank LOC), 3.34%, 01/07/26(a)		750	750,000
Wisconsin Housing & EDA Home Ownership Revenue
RB, Series B, VRDN, (Federal Home Loan Bank LIQ), 3.25%, 01/07/26(a)		500	500,000
RB, AMT, Series C, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 3.25%, 01/07/26(a)		2,100	2,100,000
			3,450,552
Wyoming — 1.9%
Wyoming Community Development Authority, RB, Series 4, VRDN, (Bank of America NA SBPA), 3.35%, 01/07/26(a)		1,800	1,800,000
Total Investments — 99.6% (Cost: $92,067,836)			92,071,793
Other Assets Less Liabilities — 0.4%			335,863
Net Assets — 100.0%			$ 92,407,656

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Term Municipal Income Series
(Formerly BATS: Series V Portfolio)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Municipal Bonds	$ —	$ 92,071,793	$ —	$ 92,071,793

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
COL	Collateralized
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note